Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other liabilities	Other liabilities
Noble Finance Company
Operating lease right-of-use assets	$ 17,066	$ 26,648
Current operating lease liabilities	3,923	1,942
Long-term operating lease liabilities	$ 13,166	$ 4,969
Weighted average remaining lease term for operating leases (years)	6 years 3 months	7 years 9 months 18 days
Weighted average discounted rate for operating leases	9.50%	11.10%
Lease liabilities classified as liabilities subject to compromise		$ 21,000